Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rental expenses under operating leases	$ 72	$ 68	$ 62
Future minimum rental payments under operating leases:
Year ending March 31, 2020	53
Year ending March 31, 2021	4
Total minimum lease payments	57
Future minimum rental income
Year ending March 31, 2020	1,291
Year ending March 31, 2021	274
Year ending March 31, 2022	6
Total minimum future rental income	1,571
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 235